General
      Treasury Prime
      Money Market Fund

      ANNUAL REPORT November 30, 2002


YOU, YOUR ADVISOR AND
DREYFUS
A MELLON FINANCIAL COMPANY

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             7   Statement of Assets and Liabilities

                             8   Statement of Operations

                             9   Statement of Changes in Net Assets

                            10   Financial Highlights

                            13   Notes to Financial Statements

                            19   Report of Independent Auditors

                            20   Important Tax Information

                            21   Board Members Information

                            23   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                         General Treasury Prime
                                                              Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this annual report for General Treasury Prime Money Market Fund, covering the 12-month period from December 1, 2001 through November 30, 2002. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Bernard W. Kiernan, Jr.

As we approach year-end, it appears likely that 2002 will be the third consecutive year of negative returns for the U.S. stock market. Investor confidence has been shaken, and understandably so, in the aftermath of the speculative bubble of the late 90s and the 2001 recession. As a result, many investors have turned to the relative stability of the money markets. For some investors, money market funds are part of a broader strategy to diversify among various asset classes. Others, however, have recently employed money market funds in an attempt to time the stock market.

In our view, the latter strategy involves greater risks than most can afford. Instead, we believe that holding the right mix of stocks, bonds and cash that fits their overall financial circumstances is an important consideration for investors. We suggest you talk regularly with your financial advisor to ensure that your portfolio reflects your investment needs, long-term goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,

/S/ Stephen E. Canter

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 16, 2002




DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did General Treasury Prime Money Market Fund perform during the period?

During the 12-month period ended November 30, 2002, the fund produced a yield of 1.06% for Class A shares, 0.86% for Class B shares and 0.82% for Class X shares. Taking into account the effects of compounding, the fund provided an effective yield of 1.07% for Class A shares, 0.86% for Class B shares and 0.82% for Class X shares.(1)

We attribute the fund's performance to low interest rates amid generally weak economic conditions.

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund normally invests substantially all of its assets in U.S. Treasury securities.

What other factors influenced the fund's performance?

When the reporting period began in December 2001, the nation was mired in recession, and investors were looking forward to the resumption of economic growth. To that end, the Federal Reserve Board (the "Fed") implemented its final short-term interest-rate reduction of the year, bringing the federal funds rate to 1.75%, a 40-year low.

When the economic recovery began in early 2002, many investors expected that the Fed would begin raising interest rates later in the year. By the spring, however, it had become apparent that the recovery was weaker and more uneven than most investors had hoped. Jobless claims increased in May, and consumers began to spend at a

                                                                      The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

slower rate. As a result, the economic growth rate for the second quarter of 2002 declined to just 1.3%, according to government estimates, and investors began to push back their expectation of the timing of eventual rate hikes.

The economy continued to give mixed signals in June and July. For example, the unemployment rate rose in June, and then fell in July. By the same token, June's economic data suggested that manufacturing was recovering faster than expected, while July's data revealed a drop in the index. Meanwhile, the stock market continued its roller coaster ride as corporate scandals, weaker corporate earnings, an uncertain consumer and heightened international tensions further reduced expectations for a sustainable economic recovery.

Historically low interest rates continued to spur mortgage-refinancing activity, putting cash in consumers' pockets. At the same time, productivity for the second quarter of 2002 came in higher than expected, suggesting that businesses could enhance profits without expanding their payrolls. However, corporate spending remained anemic, and, at its August meeting, the Fed shifted its bias from neutral toward a more accommodative stance, indicating that the risks of economic weakness were greater than the risks of resurgent inflation.

The economy lost 43,000 jobs in September, and a key index of manufacturing output suggested continuing weakness in that sector. In October, consumer confidence dropped to a nine-year low, and the unemployment rate rose along with jobless claims. The length of the workweek declined, as did the number of temporary workers employed. Finally, the initial estimate of 4% growth in gross domestic product in the third quarter was weaker than anticipated. At month-end, most analysts expected the Fed to reduce interest rates at its next meeting.

Indeed, at its meeting in early November, the Fed cut the federal funds rate by another 0.50 percentage points, suggesting that the economy had reached a "soft spot" because of war fears and corporate scandals. Since then, the economy has shown some signs of improvement. While the labor market remains weak, retail sales in November came in higher than most analysts had expected, and the stock market has rallied. However, uncertainty remains: factors such as a growing federal budget deficit and the possibility of war with Iraq may put a damper on any improvement in economic fundamentals.

What is the fund's current strategy?

In this environment, the fund ended the reporting period with a weighted average maturity that remained longer than its peer group average. This position reflects our efforts to maintain competitive yields in today's low interest-rate environment. Although short-term interest rates are near historical lows, we see little chance that the Fed will begin raising short-term interest rates in the foreseeable future. As always, of course, we are prepared to change the fund's composition and weighted average maturity as market conditions evolve.

December 16, 2002

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS PROVIDED FOR THE FUND'S CLASS B AND CLASS X SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS B AND CLASS X YIELDS WOULD HAVE BEEN LOWER.

                                                             The Fund

STATEMENT OF INVESTMENTS



November 30, 2002


                                                                      Annualized
                                                                        Yield on
                                                                         Date of                Principal
U.S. TREASURY BILLS--85.0%                                           Purchase (%)              Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------
   12/12/2002                                                                1.53               2,141,000               2,139,998

   1/2/2003                                                                  1.18                  88,000                  87,908

   1/9/2003                                                                  1.54                 806,000                 804,664

   1/16/2003                                                                 1.66               14,756,000             14,724,787

   1/23/2003                                                                 1.64                  153,000                152,632

   1/30/2003                                                                 1.49               10,000,000              9,975,250

   2/20/2003                                                                 1.20                5,350,000              5,335,585

   4/3/2003                                                                  1.21                5,000,000              4,979,500

   4/10/2003                                                                 1.39                  592,000                589,050

   4/17/2003                                                                 1.64                3,300,000              3,279,593

   5/15/2003                                                                 1.26                3,300,000              3,281,094

TOTAL U.S. TREASURY BILLS

   (cost $45,350,061)                                                                                                  45,350,061
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--11.4%
------------------------------------------------------------------------------------------------------------------------------------

   5.50%, 1/31/2003                                                          2.15                2,000,000              2,010,675

   3.875%, 6/30/2003                                                         2.22                2,000,000              2,017,544

   3.875%, 7/31/2003                                                         1.66                2,000,000              2,028,096

TOTAL U.S. TREASURY NOTES

   (cost $6,056,315)                                                                                                    6,056,315
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $51,406,376)                                                                 96.4%             51,406,376

CASH AND RECEIVABLES (NET)                                                                            3.6%              1,912,620

NET ASSETS                                                                                          100.0%             53,318,996



SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

November 30, 2002

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  51,406,376  51,406,376

Receivable for investment securities sold                             2,000,186

Interest receivable                                                     151,669

Prepaid expenses                                                          7,508

                                                                     53,565,739
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            32,990

Cash overdraft due to custodian                                         156,440

Payable for shares of common stock redeemed                              25,463

Accrued expenses                                                         31,850

                                                                        246,743
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       53,318,996
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      53,319,060

Accumulated net realized gain (loss) on investments                        (64)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       53,318,996

NET ASSET VALUE PER SHARE


                                                                              Class A                  Class B             Class X
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                             30,428,250                22,878,247              12,499

Shares Outstanding                                                         30,427,721                22,878,839              12,500
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                    1.00                      1.00                1.00



SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Year Ended November 30, 2002

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                        888,469

EXPENSES:

Management fee--Note 2(a)                                              235,443

Distribution fees and prospectus--Note 2(b)                             95,244

Shareholder servicing costs--Note 2(c)                                  55,967

Shareholders' reports                                                    5,783

Custodian fees                                                           6,787

Professional fees                                                        5,973

Registration fees                                                        2,220

Directors' fees and expenses--Note 2(d)                                  1,563

Miscellaneous                                                            1,691

TOTAL EXPENSES                                                         410,671

Less--reduction in shareholder servicing costs

  due to undertaking--Note 2(c)                                        (13,182)

NET EXPENSES                                                           397,489

INVESTMENT INCOME--NET                                                 490,980
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                   6,141

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   497,121

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended November 30,
                                             -----------------------------------

                                                     2002               2001
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                            490,980           1,434,885

Net realized gain (loss) on investments             6,141              (5,609)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      497,121           1,429,276
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                  (372,855)          (1,168,190)

Class B shares                                  (118,076)            (266,665)

Class X shares                                       (49)                 (30)

TOTAL DIVIDENDS                                 (490,980)          (1,434,885)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

Class A shares                                 90,612,542         227,094,126

Class B shares                                 81,092,618          34,559,976

Class X shares                                     11,500                 --

Dividends reinvested:

Class A shares                                    369,481           1,152,569

Class B shares                                    117,978             264,487

Cost of shares redeemed:

Class A shares                              (127,253,599)        (181,727,188)

Class B shares                               (70,319,942)         (28,221,609)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS           (25,369,422)          53,122,361

TOTAL INCREASE (DECREASE) IN NET ASSETS      (25,363,281)          53,116,752
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            78,682,277           25,565,525

END OF PERIOD                                  53,318,996           78,682,277

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                                                                                   Year Ended November 30,
                                                                                       --------------------------------------------

CLASS A SHARES                                                                         2002            2001            2000(a)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value, beginning of period                                                   1.00            1.00             1.00

Investment Operations:

Investment income--net                                                                  .011            .034             .051

Distributions:

Dividends from investment income--net                                                  (.011)          (.034)           (.051)

Net asset value, end of period                                                         1.00            1.00             1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                                       1.07            3.49             5.21
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                                 .78             .80              .80

Ratio of net investment income

   to average net assets                                                               1.13            3.25             5.49

Decrease reflected in above expense ratios

   due to undertaking by The Dreyfus Corporation                                        .00(b)          .08              .43
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                                30,428          66,694           20,179

(A) FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.

(B) AMOUNT REPRESENTS LESS THAN .01% PER SHARE.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                                    Year Ended November 30,
                                                                                       --------------------------------------------

CLASS B SHARES                                                                         2002            2001            2000(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                                   1.00            1.00             1.00

Investment Operations:

Investment income--net                                                                  .009            .032             .049

Distributions:

Dividends from investment income--net                                                  (.009)          (.032)            (.049)

Net asset value, end of period                                                         1.00            1.00              1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                                        .86            3.27              5.00
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                                1.00            1.00              1.00

Ratio of net investment income

   to average net assets                                                                .84            2.94              5.14

Decrease reflected in above expense ratios

   due to undertaking by The Dreyfus Corporation                                        .08             .13              4.97
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                                22,878          11,987             5,385

(A) FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                   Year Ended November 30,
                                                                                      ----------------------------------------------

CLASS X SHARES                                                                         2002            2001            2000(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                                   1.00            1.00             1.00

Investment Operations:

Investment income--net                                                                  .008            .032             .048

Distributions:

Dividends from investment income--net                                                  (.008)          (.032)           (.048)

Net asset value, end of period                                                         1.00            1.00             1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                                        .82            3.22             4.94
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                                1.05            1.05             1.05

Ratio of net investment income

   to average net assets                                                                .74            3.03             4.55

Decrease reflected in above expense ratios

   due to undertaking by The Dreyfus Corporation                                        .42            3.24            20.13
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                                    12               1                1

(A) FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.


SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

General Treasury Prime Money Market Fund, (the "fund") is a separate diversified series of General Government Securities Money Market Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold without a sales charge. The fund is authorized to issue 3 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (1 billion shares authorized), Class B (1 billion shares authorized) and Class X (1 billion shares authorized). Class A, Class B and Class X shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class X shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Class X shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on pro rata basis.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.


At November 30, 2002, the components of accumulated earnings on a tax basis was substantially the same as for financial reporting purposes.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to November 30, 2002. If not applied, $64 of the carryover expires in fiscal 2009.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2002 and November 30, 2001, respectively, were all ordinary income.

At November 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the fund's average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2002, there was no expense reimbursement pursuant to the Agreement.

(B) Under the Service Plan with respect to Class A shares (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or ..005 of 1% of the average daily net assets of Class A. In addition, Class A shares pays the Distributor for distributing their shares, servicing

                                                                      The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

shareholder accounts ("Servicing") and advertising and marketing relating to Class A shares at an aggregate annual rate of up to .20 of 1% of the value of the average daily net assets of Class A. The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the fund's Board of Directors. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Manager will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended November 30, 2002, Class A shares were charged $66,870 pursuant to the Plan.

Under the Distribution Plan with respect to Class B ("Class B Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate of .20 of 1% of the value of their average daily net assets. During the period ended November 30, 2002, Class B shares were charged $28,358 pursuant to the Class B Distribution Plan.

Under the Distribution Plan with respect to Class X ("Class X Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class X shares pay the Distributor for distributing Class X shares at an annual rate of .25 of 1% of the value of their average daily net assets. During the period ended November
30, 2002, Class X shares were charged $16 pursuant to the Class X Distribution Plan.

(C) Under the fund's Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Manager has undertaken from December 1, 2001 through November 30, 2002, that if the aggregate expenses of Class A shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed .80 of 1% for Class A shares of their average daily net assets, the Manager will reimburse the expenses of the fund under the Class A Shareholder Services Plan, to the extent of any excess expense and up to the full fee payable under the Class A Shareholder Services Plan. During the period ended November 30, 2002, Class A shares were charged $5,790, pursuant to the Class A Shareholder Services Plan, of which $1,636 was reimbursed by the Manager.

Under the fund's Shareholder Services Plan with respect to Class B and Class X ("Shareholder Services Plan"), Class B and Class X shares pay the Distributor for the provision of certain services to the holders of Class B and Class X shares a fee at an annual rate of .25 of 1% of the value of the average daily net assets of Class B and Class X shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and Class X shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents. The Manager has undertaken from December 1, 2001 through November 30, 2002, that if the aggregate expenses of Class B and Class X shares, exclusive of taxes, brokerage fees, interest on bor-

                                                                       The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

rowings and extraordinary expenses, exceed 1% for Class B shares and 1.05% for Class X shares, of their average daily net assets, the Manager will reimburse the expenses of the fund under the Shareholder Services Plan, to the extent of any excess expense and up to the full fee payable under the Shareholder Services Plan. During the period ended November 30, 2002, Class B and Class X shares were charged $34,984 and $16, respectively, pursuant to the Shareholder Services Plan, of which $11,530 and $16, respectively, were reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2002, the fund was charged $2,769 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000 and an attendance fee of $6,500 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.


REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors General Treasury Prime Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of General Treasury Prime Money Market Fund (one of the series constituting General Government Securities Money Market Funds, Inc.) as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States.Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Treasury Prime Money Market Fund, at November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

                                           [ERNST & YOUNG LLP SIGNATURE LOGO]

New York, New York

January 8, 2003

                                                             The Fund


IMPORTANT TAX INFORMATION (Unaudited)

For State individual income tax purposes, the fund hereby designates 100% of the ordinary income dividends paid during its fiscal year ended November 30, 2002 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.


BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (59)

Chairman of the Board (1995)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* The Muscular Dystrophy Association, Director

* Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 190

                              --------------

Clifford L. Alexander (69)

Board Member (1982)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)

* Chairman of the Board of Moody's Corporation (October 2000-present)

* Chairman of the Board and Chief Executive Officer (October 1999-September
  2000) and Director (February 1993-September 1999) of The Dun and Bradstreet Corporation

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director

* Mutual of America Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 49

                              --------------

Peggy C. Davis (59)

Board Member (1990)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Shad Professor of Law, New York University School of Law (1983-present)

* She writes and teaches in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 28

                                                             The Fund

BOARD MEMBERS INFORMATION (Unaudited) (CONTINUED)

Ernest Kafka (70)

Board Member (1982)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Physician engaged in private practice specializing in psychoanalysis of adults and adolescents (1962-present)

* Instructor, The New York Psychoanalytic Institute (1981-present)

* Associate Clinical Professor of Psychiatry at Cornell Medical School
  (1987-2002)

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 28

                              --------------

Nathan Leventhal (59)

Board Member (1989)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Chairman of the Avery-Fisher Artist Program (November 1997-Present)

* President of Lincoln Center for the Performing Arts, Inc. (March 1984-December
  2000)

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 28

                              --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.

SAUL B. KLAMAN, EMERITUS BOARD MEMBER


OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

     Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 94 investment companies (comprised of 188 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 57 years old, and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

     Chief Investment Officer, Vice Chairman and a Director of the Manager, and an officer of 94 investment companies (comprised of 188 portfolios) managed by the Manager. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.

     Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 56 years old, and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, SECRETARY SINCE MARCH 2000.

     Associate General Counsel and Assistant Secretary of the Manager, and an officer of 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 53 years old, and has been an employee of the Manager since July 1980.

JANETTE E. FARRAGHER, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 15 investment companies (comprised of 26 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since February 1984.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 198 portfolios) managed by the Manager. He is 42 years old, and has been an employee of the Manager since October 1991.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

     Director - Mutual Fund Accounting of the Manager, and an officer of 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1985.

                                                             The Fund

OFFICERS OF THE FUND (Unaudited) (CONTINUED)

MICHAEL CONDON, ASSISTANT TREASURER SINCE MARCH 2000.

     Senior Treasury Manager of the Manager, and an officer of 37 investment companies (comprised of 78 portfolios) managed by the Manager. He is 40 years old, and has been an employee of the Manager since August 1984.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.

     Mutual Funds Tax Director of the Manager, and an officer of 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 48 years old, and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE SEPTEMBER 2002.

     Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 90 investment companies (comprised of 197 portfolios) managed by the Manager. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc


                  For More Information

                        General Treasury Prime Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  387AR1102



      General Government
      Securities Money
      Market Fund

      ANNUAL REPORT November 30, 2002


YOU, YOUR ADVISOR AND
DREYFUS
A MELLON FINANCIAL COMPANY

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             8   Statement of Assets and Liabilities

                             9   Statement of Operations

                            10   Statement of Changes in Net Assets

                            11   Financial Highlights

                            13   Notes to Financial Statements

                            19   Report of Independent Auditors

                            20   Important Tax Information

                            21   Board Members Information

                            23   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                  General Government Securities
                                                              Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this annual report for General Government Securities Money Market Fund, covering the 12-month period from December 1, 2001 through November 30, 2002. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Bernard W. Kiernan, Jr.

As we approach year-end, it appears likely that 2002 will be the third consecutive year of negative returns for the U.S. stock market. Investor confidence has been shaken, and understandably so, in the aftermath of the speculative bubble of the late 90s and the 2001 recession. As a result, many investors have turned to the relative stability of the money markets. For some investors, money market funds are part of a broader strategy to diversify among various asset classes. Others, however, have recently employed money market funds in an attempt to time the stock market.

In our view, the latter strategy involves greater risks than most can afford. Instead, we believe that holding the right mix of stocks, bonds and cash that fits their overall financial circumstances is an important consideration for investors. We suggest you talk regularly with your financial advisor to ensure that your portfolio reflects your investment needs, long-term goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,

/S/ Stephen E. Canter

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 16, 2002




DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did General Government Securities Money Market Fund perform during the period?

During the 12-month period ended November 30, 2002, the fund produced a yield of 1.37% for Class A shares and 1.14% for Class B shares. Taking into account the effects of compounding, the fund provided an effective yield of 1.38% for Class A shares and 1.14% for Class B shares.(1)

We attribute the fund's performance to low interest rates amid generally weak economic conditions.

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements collateralized by these securities.

What other factors influenced the fund's performance?

When the reporting period began in December 2001, the nation was mired in recession, and investors were looking forward to the resumption of economic growth. To that end, the Federal Reserve Board (the "Fed") implemented its final interest-rate reduction of the year, bringing the federal funds rate to 1.75%, a 40-year low.

When the economic recovery began in early 2002, many investors expected that the Fed would begin raising interest rates later in the year. By the spring, however, it had become apparent that the recovery was weaker and more uneven than most investors had hoped. Jobless claims increased in May, and consumers began to spend at a slower rate. As a result, the economic growth rate for the
second  quarter  of  2002  declined  to  just  1.3%, according  to   government
estimates, and investors began to push back their expectation of the timing of eventual rate hikes.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

The economy continued to give mixed signals in June and July. For example, the unemployment rate rose in June, and then fell in July. By the same token, June's economic data suggested that manufacturing was recovering faster than expected, while July's numbers revealed a drop in the index. Meanwhile, the stock market continued its roller coaster ride as corporate scandals, weaker corporate earnings, an uncertain consumer and heightened international tensions further reduced expectations for a sustainable economic recovery.

Historically low interest rates continued to spur mortgage-refinancing activity, putting cash in consumers' pockets. At the same time, productivity for the second quarter of 2002 came in higher than expected, suggesting that businesses could enhance profits without expanding their payrolls. However, corporate spending remained anemic, and, at its August meeting, the Fed shifted its bias from neutral toward a more accommodative stance, indicating that the risks of economic weakness were greater than the risks of resurgent inflation.

The economy lost 43,000 jobs in September, and a key index of manufacturing output suggested continuing weakness in that sector. In October, consumer confidence dropped to a nine-year low, and the unemployment rate rose along with jobless claims. The length of the workweek declined, as did the number of temporary workers employed. Finally, the initial estimate of 4% growth in gross domestic product in the third quarter was weaker than anticipated. At month-end, most analysts expected the Fed to reduce interest rates at its next meeting.

Indeed, at its meeting in early November, the Fed cut the federal funds rate by another 0.50 percentage points, suggesting that the economy had reached a "soft spot" because of war fears and corporate scandals. Since then, the economy has shown some signs of improvement. While the labor market remains weak, retail sales in November came in higher than most analysts had expected, and the stock market has rallied. However, uncertainty remains: factors such as a growing federal budget deficit and the possibility of war with Iraq may put a damper on any improvement in economic fundamentals.


What is the fund's current strategy?

In this environment, the fund ended the reporting period with a weighted average maturity that remained longer than its peer group average. This position reflects our efforts to maintain competitive yields in today's low interest-rate environment. Although short-term interest rates are near historical lows, we see little chance that the Fed will begin raising short-term interest rates in the foreseeable future. As always, of course, we may look to change the fund's composition and weighted average maturity as market conditions develop.

December 16, 2002

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS PROVIDED FOR THE FUND'S CLASS B SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE CLASS B YIELDS WOULD HAVE BEEN LOWER.

                                                             The Fund

STATEMENT OF INVESTMENTS

November 30, 2002



                                                                          Annualized
                                                                            Yield on
                                                                             Date of              Principal
U.S. GOVERNMENT AGENCIES--98.5%                                          Purchase (%)            Amount ($)            Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, Consolidated

  Systemwide Discount Notes

   2/12/2003                                                                     1.78            15,000,000           14,946,467

Federal Farm Credit Bank, Consolidated

  Systemwide Floating Rate Notes

   6/2/2003                                                                      1.25  (a)       50,000,000           49,993,904

   6/2/2004                                                                      1.28  (a)       45,000,000           45,006,750

Federal Home Loan Banks, Discount Notes

   12/17/2002                                                                    2.42            25,000,000           24,999,881

   1/10/2003                                                                     2.34            14,966,000           14,927,754

   8/14/2003                                                                     1.78            19,000,000           18,763,556

Federal Home Loan Banks, Floating Rate Notes

   12/12/2002                                                                    1.27  (a)       50,000,000           49,999,410

   5/9/2003                                                                      1.24  (a)      100,000,000          100,000,000

   6/27/2003                                                                     1.27  (a)       50,000,000           49,992,965

   9/8/2003                                                                      1.27  (a)       50,000,000           50,000,000

   10/24/2003                                                                    1.20  (a)      100,000,000          100,000,000

Federal Home Loan Banks, Notes

   1/15/2003                                                                     2.28            25,400,000           25,492,696

   1/29/2003                                                                     2.20            20,000,000           20,000,000

   2/28/2003                                                                     1.89            39,850,000           40,046,988

   4/11/2003                                                                     2.77           100,000,000          100,000,000

   10/22/2003                                                                    1.96            50,000,000           50,000,000

   11/25/2003                                                                    1.96            50,000,000           50,000,000

   12/5/2003                                                                     1.69            25,000,000           25,000,000

Federal Home Loan Mortgage Corporation,

  Discount Notes

   12/5/2002                                                                     2.25            25,000,000           24,993,889

   12/11/2002                                                                    2.23             2,000,000            1,998,778

   12/13/2002                                                                    2.07            66,090,000           66,044,868

   1/2/2003                                                                      2.27            60,000,000           59,881,511

   9/11/2003                                                                     1.72            25,000,000           24,666,694

   11/6/2003                                                                     1.41            50,000,000           49,343,611

Federal Home Loan Mortgage Corporation,

  Notes

   11/15/2003                                                                    1.48            75,000,000           78,470,037

Federal National Mortgage Association,

  Discount Notes

   12/27/2002                                                                    1.94            80,000,000           79,889,067


                                                                          Annualized
                                                                            Yield on
                                                                             Date of              Principal
U.S. GOVERNMENT AGENCIES (CONTINUED)                                     Purchase (%)            Amount ($)            Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Federal National Mortgage Association,

  Floating Rate Notes

   1/3/2003                                                                      1.26  (a)       50,000,000            49,999,454

   4/3/2003                                                                      1.22  (a)      100,000,000            99,998,399

   5/7/2003                                                                      1.24  (a)       50,000,000            49,995,376

   7/22/2003                                                                     1.25  (a)       50,000,000            49,996,799

Student Loan Marketing Association,

  Discount Notes

   2/7/2003                                                                      2.19            11,283,000            11,237,177

Student Loan Marketing Association,

  Floating Rate Notes

   2/13/2003                                                                     1.28  (a)       75,000,000            74,994,621

   4/25/2003                                                                     1.23  (a)      100,000,000           100,000,000

TOTAL U.S. GOVERNMENT AGENCIES

   (cost $1,650,680,652)                                                                                            1,650,680,652
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--4.0%
------------------------------------------------------------------------------------------------------------------------------------

Barclays Capital Inc.

  dated 11/29/2002, due 12/2/2002 in the amount

  of $35,506,959 (fully collateralized by

  $34,420,000.00 U.S. Treasury Notes,

   5.75%, due 8/15/2003, value $36,034,298)                                      1.00            35,504,000           35,504,000

UBS Warburg LLC

  dated 11/29/2002, due 12/2/2002 in the amount

  of $32,003,467 (fully collateralized by

  $32,673,000 U.S. Treasury Bills,

   due 12/26/2002, value $32,640,327)                                            1.30            32,000,000           32,000,000

TOTAL REPURCHASE AGREEMENTS

   (cost $67,504,000)                                                                                                 67,504,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,718,184,652)                                                          102.5%            1,718,184,652

LIABILITES, LESS CASH AND RECEIVABLES                                                            (2.5%)             (41,925,953)

NET ASSETS                                                                                       100.0%            1,676,258,699

(A) VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.



SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2002

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--
   See Statement of Investments--Note 1(b)          1,718,184,652  1,718,184,652

Cash                                                                     455,273

Interest receivable                                                    3,871,249

Prepaid expenses and other assets                                         86,270

                                                                   1,722,597,444
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                         1,182,684

Payable for investment securities purchased                          45,006,750

Payable for shares of Common Stock redeemed                              25,542

Accrued expenses                                                        123,769

                                                                     46,338,745
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,676,258,699
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                   1,676,333,456

Accumulated net realized gain (loss) on investments                    (74,757)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,676,258,699

NET ASSET VALUE PER SHARE

                                                       Class A         Class B
--------------------------------------------------------------------------------

Net Assets ($)                                     661,975,961    1,014,282,738

Shares Outstanding                                 662,067,282    1,014,266,174
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                             1.00            1.00

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Year Ended November 30, 2002

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     36,205,496

EXPENSES:

Management fee--Note 2(a)                                            8,444,929

Distribution fees and prospectus--Note 2(b)                          3,386,623

Shareholder servicing costs--Note 2(c)                               3,248,715

Registration fees                                                      206,701

Custodian fees                                                         109,720

Directors' fees and expenses--Note 2(d)                                 44,759

Professional fees                                                       41,964

Shareholders' reports                                                   10,458

Miscellaneous                                                           15,987

TOTAL EXPENSES                                                      15,509,856

Less--reduction in shareholder servicing costs due to
  undertaking--Note 2(c)                                             (251,515)

NET EXPENSES                                                        15,258,341

INVESTMENT INCOME--NET                                              20,947,155
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                  28,539

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                20,975,694

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended November 30,
                                           -------------------------------------

                                                     2002               2001
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         20,947,155          51,786,087

Net realized gain (loss) on investments            28,539             122,807

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   20,975,694          51,908,894
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                               (10,213,063)         (26,236,012)

Class B shares                               (10,734,092)         (25,550,075)

TOTAL DIVIDENDS                              (20,947,155)         (51,786,087)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

Class A shares                              4,554,368,708       5,473,048,507

Class B shares                              2,332,493,736       2,081,109,862

Dividends reinvested:

Class A shares                                 10,053,123          26,005,389

Class B shares                                  8,765,998          22,599,321

Cost of shares redeemed:

Class A shares                            (4,707,413,531)      (5,268,787,974)

Class B shares                            (2,153,713,780)      (1,829,290,672)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                44,554,254           504,684,433

TOTAL INCREASE (DECREASE) IN NET ASSETS      44,582,793           504,807,240
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         1,631,675,906        1,126,868,666

END OF PERIOD                               1,676,258,699        1,631,675,906

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                                                                        Year Ended November 30,
                                                                 -------------------------------------------------------------------

CLASS A SHARES                                                   2002           2001          2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value, beginning of period                             1.00           1.00          1.00           1.00          1.00

Investment Operations:

Investment income--net                                            .014           .040          .054           .043          .048

Distributions:

Dividends from investment income--net                            (.014)         (.040)         (.054)         (.043)       (.048)

Net asset value, end of period                                   1.00           1.00           1.00           1.00         1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                 1.38           4.05           5.54           4.42         4.88
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .77            .77            .76            .76          .77

Ratio of net investment income
   to average net assets                                         1.38           3.85           5.40           4.35         4.77
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                         661,976        804,956        574,630        610,511       539,878

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       Year Ended November 30,
                                                                 -------------------------------------------------------------------

CLASS B SHARES                                                   2002           2001           2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                             1.00           1.00           1.00           1.00          1.00

Investment Operations:

Investment income--net                                            .011           .037           .052           .041          .046

Distributions:

Dividends from investment income--net                            (.011)         (.037)         (.052)         (.041)        (.046)

Net asset value, end of period                                   1.00           1.00           1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                 1.14           3.81           5.29           4.17          4.66
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                          1.00           1.00           1.00           1.00           .97

Ratio of net investment income
   to average net assets                                         1.13           3.60           5.15           4.09          4.55

Decrease reflected in above
   expense ratios due to undertakings
   by The Dreyfus Corporation                                     .03            .04            .03            .03           .05
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                       1,014,283         826,720       552,238        659,185       645,984


SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

General Government Securities Money Market Fund (the "fund") is a separate diversified series of General Government Securities Money Market Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge. The fund is authorized to issue 16 billion shares of $.001 par value Common Stock. The fund currently offers two classes of shares: Class A (10 billion shares authorized) and Class B (6 billion shares authorized). Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on pro rata basis.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the fund's Manager, subject to the seller's agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.


(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At November 30, 2002, the components of accumulated earnings on a tax basis was substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $80,001 is available to be applied against future net securities profit, if any, realized subsequent to November 30, 2002. If not applied, $21,009 of the carryover expires in fiscal 2005, $17,123 expires in fiscal 2007 and $41,869 expires in fiscal 2008.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2002 and November 30, 2001, respectively, were all ordinary income.

At November 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees,

                                                                 The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the fund's average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2002, there was no expense reimbursement pursuant to the Agreement.

(B) Under the Service Plan with respect to Class A shares (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and implementing and of operating the Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing their shares, servicing shareholder accounts ("Servicing") and advertising and marketing relating to Class A shares at an aggregate annual rate of up to .20 of 1% of the value of the fund's average daily net assets of Class A. The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the fund's Board of Directors. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Manager will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended November 30, 2002, Class A shares were charged $1,483,270 pursuant to the Plan.

Under the Distribution Plan with respect to Class B shares ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of

$100,000 or .005 of 1% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an aggregate annual rate of up to .20 of 1% of the value of the average daily net assets of Class B. During the period ended November 30, 2002, Class B shares were charged $1,903,353 pursuant to the Class B Distribution Plan.

(C) Under the fund's Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2002, Class A shares were charged $291,528 pursuant to the Class A Shareholder Services Plan.

Under the fund's Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan"), Class B shares pay the Distributor for the provision of certain services to the holders of Class B shares a fee at an annual rate of .25 of 1% of the value of the average daily net assets of Class
B. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2001, through August 6, 2002, that if the aggregate expenses of Class B shares of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceeded 1% of the value of the average daily net assets of Class B, the Manager will reimburse the expenses of the

                                                                      The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

fund under the Class B Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under the Class B Shareholder Services Plan. From August 7, 2002 through November 30, 2002 the undertaking increased to 1.01% of the value of the average daily net assets of Class B. During the period ended November 30, 2002, Class B shares were charged, $2,373,008 pursuant to the Class B Shareholder Services Plan, of which $251,515 was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement, for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2002, the fund was charged $62,069, pursuant to the transfer agency agreement.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member receives an annual fee of $50,000 and an attendance fee of $6,500 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.


REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors General Government Securities Money Market Fund

We have audited the accompanying statement of assets and liabilities of General Government Securities Money Market Fund (one of the series comprising General Government Securities Money Market Funds, Inc.) as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2002 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Government Securities Money Market Fund, at November 30, 2002, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

                                           [ERNST & YOUNG LLP SIGNATURE LOGO]

New York, New York

January 8, 2003

                                                             The Fund


IMPORTANT TAX INFORMATION (Unaudited)

For state individual income tax purposes, the fund hereby designates 59.53% of the ordinary income dividends paid during its fiscal year ended November 30, 2002 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.


BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (59)

Chairman of the Board (1995)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* The Muscular Dystrophy Association, Director

* Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 190

                              --------------

Clifford L. Alexander, Jr. (69)

Board Member (1982)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)

* Chairman of the Board of Moody's Corporation (October 2000-Present)

* Chairman of the Board and Chief Executive Officer (October 1999-September
  2000) and Director (February 1993-September 1999) of The Dun and Bradstreet Corporation

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director

* Mutual of America Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 49

                              --------------

Peggy C. Davis (59)

Board Member (1990)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Shad Professor of Law, New York University School of Law (1983-present)

* She writes and teaches in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 28

                                                             The Fund

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Ernest Kafka (70)

Board Member (1982)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Physician engaged in private practice specializing in psychoanalysis of adults and adolescents (1962-present)

* Instructor, The New York Psychoanalytic Institute (1981-present)

* Associate Clinical Professor of Psychiatry at Cornell Medical School
  (1987-2002)

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 28

                              --------------

Nathan Leventhal (59)

Board Member (1989)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Chairman of the Avery-Fisher Artist Program (November 1997-Present)

* President of Lincoln Center for the Performing Arts, Inc. (March 1984-December
  2000)

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 28

                              --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.

SAUL B. KLAMAN, EMERITUS BOARD MEMBER


OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

     Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 94 investment companies (comprised of 188 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 57 years old, and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

     Chief Investment Officer, Vice Chairman and a Director of the Manager, and an officer of 94 investment companies (comprised of 188 portfolios) managed by the Manager. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.

     Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 56 years old, and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, SECRETARY SINCE MARCH 2000.

     Associate General Counsel and Assistant Secretary of the Manager, and an officer of 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 53 years old, and has been an employee of the Manager since July 1980.

JANETTE E. FARRAGHER, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 15 investment companies (comprised of 26 portfolios) managed by the Manager. She is 40 years old, and has been an employee of the Manager since February 1984.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 198 portfolios) managed by the Manager. He is 42 years old, and has been an employee of the Manager since October 1991.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

     Director - Mutual Fund Accounting of the Manager, and an officer of 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 44 years old, and has been an employee of the Manager since April 1985.

MICHAEL CONDON, ASSISTANT TREASURER SINCE MARCH 2000.

     Senior Treasury Manager of the Manager, and an officer of 37 investment companies (comprised of 78 portfolios) managed by the Manager. He is 40 years old and had been an employee of the Manager since August 1984.

                                                             The Fund

OFFICERS OF THE FUND (Unaudited) (CONTINUED)

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.

     Mutual Funds Tax Director of the Manager, and an officer of 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 48 years old, and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE  SEPTEMBER 2002

     Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 90 investment companies (comprised of 197 portfolios) managed by the Manager. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc


                 For More Information

                        General Government Securities Money Market Fund 200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  975AR1102